Provisions and other non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Schedule of provisions

Types of provisions	As of December 31, 2025			As of December 31, 2024
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for legal complaints (1)	12,335	—	12,335	8,957	106	9,063
Provision for dismantling, restoration and rehabilitation cost (2)	—	53,634	53,634	—	53,011	53,011
Other provisions (3)	307,670	810	308,480	302,240	200	302,440
Total	320,005	54,444	374,449	311,197	53,317	364,514
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(1)These provisions correspond to legal processes that are pending resolution or that have not yet been disbursed, these provisions are mainly related to litigation involving the subsidiaries located in Chile and the United States (see note 20.1).
(2)Sernageomin commitments for the restoration of the location of the production sites have been incorporated, In addition to SQM Australia Pty. This cost value is calculated at discounted present value, using flows associated with plans with an evaluation horizon that fluctuates between 8 and 25 years for potassium-lithium operations and 11 to 22 years for nitrate-iodine operations. The rates used to discount future cash flows are based on market rates for the aforementioned terms.
(3)See Note 18.2.

Schedule of other current and noncurrent provision

Current provisions, other short-term provisions	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Rent under Lease contract (1)	287,898	265,054
Provision for additional tax related to foreign loans	1,938	2,602
End of agreement bonus	3,627	5,279
Other bonuses to workers	6,895	7,701
Other bonuses , general staff	2,693	2,912
Directors’ per diem allowance	3,875	5,143
Miscellaneous provisions	744	13,549
Total	307,670	302,240
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(1)Payment Obligations for the lease contract with CORFO: These correspond to the obligations assumed in the Lease Agreement. Our subsidiary Nova Andino Litio SpA holds exclusive rights to exploit the Mineral Resources in an area covering approximately 140,000 hectares of land in the Salar de Atacama in northern Chile, of which Nova Andino Litio SpAr is only entitled to exploit the Mineral Resources in 81,920 hectares. These rights are owned by Corfo and leased to Nova Andino Litio SpA pursuant to the Lease Agreement. Corfo cannot unilaterally amend the Lease Agreement and the Project Agreement, and the rights to exploit the resources cannot be transferred. The Lease Agreement establishes that Nova Andino Litio SpA is responsible for making quarterly lease payments to Corfo according to specified percentages of the value of production of minerals extracted from the Salar de Atacama brines, maintaining Corfo’s rights over the Mining Exploitation Concessions and making annual payments to the Chilean government for such concession rights. The Lease Agreement was entered into in 1993 and expires on December 31, 2030.
On January 17, 2018, SQM and CORFO reached an agreement to end an arbitration process directed by the arbitrator, Mr. Héctor Humeres Noguer, in case 1954-2014 of the Arbitration and Mediation Center of Santiago Chamber of Commerce and other cases related to it.

The agreement signed in January 2018, includes important amendments to the lease agreement and project agreement signed between CORFO and SQM in 1993. The main modifications became effective on April 10, 2018 and require (i) higher lease payments as a result of increased lease rates associated with the sale of the different products produced in the Salar de Atacama, including lithium carbonate, lithium hydroxide and potassium chloride; (ii) SQM Nova Andino Litio SpA commits to contribute between US$10.8 and US$18.9 million per year to research and development efforts, between US$10 and US$15 million per year to the communities near the Salar de Atacama basin, and to annually contribute 1.7% of Nova Andino total annual sales to regional development; (iii) Corfo authorization for CCHEN to establish a total production and sales limit for lithium products produced in the Salar de Atacama of up to 349,553 metric tons of lithium metal equivalent (1,860,671 tons of lithium carbonate equivalent), which is in addition to the approximately 64,816 metric tons of lithium metal equivalent (345,015 tons of lithium carbonate equivalent) remaining from the originally authorized amount; (iv) provisions relating to the return of real estate and movable property leased to Corfo, the transfer of environmental permits to Corfo at no cost and the granting of purchase options to Corfo for production facilities and water rights in the Salar de Atacama upon termination of Corfo agreements; and (v) prohibitions on the sale of lithium brine extracted from leased mining concessions.

The fee structure is as follows:

Price US$/MT Li2CO3	Lease payment rate
$0 - $4,000	6.8%
$4,000 - $5,000	8.0%
$5,000 - $6,000	10.0%
$6,000 - $7,000	17.0%
$7,000 - $10,000	25.0%
$10,000	40.0%

Price US$/MT LiOH	Lease payment rate
$0 - $5,000	6.8%
Over $5,000 - $6,000	8.0%
Over $6,000 - $7,000	10.0%
Over $7,000- $10,000	17.0%
Over $10,000 - $12,000	25.0%
Over $12,000	40.0%

Price US$/MT KCl	Lease payment rate
$0 - $300	3.0%
Over $300 - $400	7.0%
Over $400 - $500	10.0%
Over $500 - $600	15.0%
Over $600	20.0%

Schedule of changes in provisions

Description of items that gave rise to variations as of December 31, 2025	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	9,063	53,011	302,440	364,514
Changes
Additional provisions	6,258	6,451	323,228	335,937
Provision used	(2,995)	—	(315,675)	(318,670)
Increase (decrease) in foreign currency exchange	9	—	(34)	(25)
Others	—	(5,828)	(1,479)	(7,307)
Total Increase (decreases)	3,272	623	6,040	9,935
Total	12,335	53,634	308,480	374,449

Description of items that gave rise to variations as of December 31, 2024	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	1,301	58,459	393,012	452,772
Changes
Additional provisions	17,333	—	504,995	522,328
Provision used	—	—	(570,187)	(570,187)
Increase (decrease) in foreign currency exchange	134	—	(352)	(218)
Others	(9,705)	(5,448)	(25,028)	(40,181)
Total Increase (decreases)	7,762	(5,448)	(90,572)	(88,258)
Total	9,063	53,011	302,440	364,514

Description of items that gave rise to variations as of December 31, 2023	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	53,709	53,995	1,253,495	1,361,199
Changes
Additional provisions	266	12,127	1,922,666	1,935,059
Provision used	(52,707)	—	(2,771,422)	(2,824,129)
Increase (decrease) in foreign currency exchange	33	—	(871)	(838)
Others	—	(7,663)	(10,856)	(18,519)
Total Increase (decreases)	(52,408)	4,464	(860,483)	(908,427)
Total	1,301	58,459	393,012	452,772

Schedule of other non-financial liabilities, current

Description of other liabilities	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Tax withholdings	2,171	2,995
Other non-income taxes payable	69	710
VAT payable	42,142	51,420
Guarantees received	1,021	1,021
Accrual for dividend	181,099	5,909
Monthly tax provisional payments	56,653	17,003
Deferred income (1)	3,155	4,657
Withholdings from employees and salaries payable	9,597	9,175
Accrued vacations	40,408	34,796
Other current liabilities	752	353
Total	337,067	128,039
(1) Deferred income corresponds mainly to payments received in advance for the sale of goods, which will be recognized in income in the short term.